SUPPLEMENTAL CASH FLOW INFORMATION - Summary of non-cash investing activities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of property and equipment - Credited to trade payables	Rp 3,945	Rp 2,251	Rp 3,905
Acquisition of property and equipment - Borrowing cost capitalization	13	98	124
Addition of right of use assets - Credited to leases liabilities (Note 13)	7,443	10,424	10,407
Acquisition of intangible assets - Credited to trade payables	Rp 404	Rp 339	Rp 479